Statement of Changes in Equity Statement - USD ($) $ in Millions	Total	Share capital and premium	Other capital reserves [1]	Retained earnings (Accumulated losses) [2]	Fair value through OCI	Available- for-sale reserve	Actuarial gains (losses)	Foreign currency translation reserve	Total	Non-controlling interests
Equity at Dec. 31, 2016	$ 2,754	$ 7,108	$ 116	$ (3,119)		$ 17	$ (21)	$ (1,386)	$ 2,715	$ 39
Profit (loss) for the year	(171)			(191)					(191)	20
Other comprehensive income (loss)	154					25	6	123	154
Total comprehensive income (loss) for the year, net of tax	(17)			(191)		25	6	123	(37)	20
Shares issued	26	26							26
Share-based payment for share awards net of exercised	(1)		(1)						(1)
Dividends paid (note 14)	(39)			(39)					(39)
Dividends of subsidiaries	(19)								0	(19)
Translation	0		9	(10)		1	(1)		(1)	1
Equity at Dec. 31, 2017	2,704	7,134	124	(3,359)		$ 43	(16)	(1,263)	2,663	41
Profit (loss) for the year	150			133					133	17
Other comprehensive income (loss)	(141)				$ 5		4	(150)	(141)
Total comprehensive income (loss) for the year, net of tax	9			133	5		4	(150)	(8)	17
Shares issued	37	37							37
Share-based payment for share awards net of exercised	(17)		(17)						(17)
Dividends paid (note 14)	(24)			(24)					(24)
Dividends of subsidiaries	(15)								0	(15)
Transfer of gain on disposal of equity investments	0			1	(1)
Translation	0		(11)	12			0		1	(1)
Equity at Dec. 31, 2018	2,694	7,171	96	(3,227)	37		(12)	(1,413)	2,652	42
Profit (loss) for the year	(7)			(12)					(12)	5
Other comprehensive income (loss)	14				8		2	4	14
Total comprehensive income (loss) for the year, net of tax	7			(12)	8		2	4	2	5
Shares issued	28	28							28
Share-based payment for share awards net of exercised	(10)		(10)						(10)
Dividends paid (note 14)	(27)			(27)					(27)
Dividends of subsidiaries	(16)								0	(16)
Transactions with non-controlling interests	0		(4)						(4)	4
Translation	0		1	(2)					(1)	1
Equity at Dec. 31, 2019	$ 2,676	$ 7,199	$ 83	$ (3,268)	$ 45		$ (10)	$ (1,409)	$ 2,640	$ 36

[1]	Other capital reserves include a surplus on disposal of company shares held by companies prior to the formation of AngloGold Ashanti Limited of $10m (2018: $10m; 2017: $11m), surplus on equity transaction of joint venture of $36m (2018: $36m; 2017: $36m), equity items for share-based payments of $39m (2018: $48m; 2017: $75m) and other reserves.
[2]	Included in accumulated losses are retained earnings totalling $378m (2018: $283m; 2017: $287m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.